Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net (Loss)	$ (2,132,440)	$ (1,187,621)	$ (2,001,733)	$ (2,623,267)
Adjustments to Reconcile Net Loss to Net Cash Used in Operating Activities:
Stock for services and compensation	1,120,125	0	375,000	0
Write-off inventory	0	33,598	33,598	0
Amortization expense	3,037	3,038	4,050	4,050
Amortization of right-of-use asset	(460)	582	586	807
Stock issued for litigation settlement			0	462,500
Amortization of debt discount			0	32,992
Gain on settlement of debt	0	(115,085)	(115,085)	80,532
Changes in assets and liabilities:
Inventory			0	1,132
Prepaid and other current assets	(1,953)	2,896	4	128
Accounts payable and accrued expenses	237,916	54,121	76,190	(159,665)
Accrued liabilities - related party	65,193	195,193	76,924	53,569
Accrued compensation	74,767	0	355,750	246,577
Accrued litigation settlement			0	(300,000)
Net Cash Used In Operating Activities	(633,815)	(1,013,278)	(1,194,716)	(2,200,645)
Cash Flows from Investing Activities:
Security deposit			0	(2,850)
Net Cash Used in Investing Activities	0	0	0	(2,850)
Cash Flows from Financing Activities:
Proceeds from convertible notes payable	420,000	0	200,000	0
Advance from related party	20,000	0
Repayment of advance from related party	(20,000)	0	0	(4,000)
Payment of offering costs	(2,400)	(10,200)	(11,400)	(17,400)
Proceeds from note payable	0	150,000
Proceeds from sale of common stock	65,708	821,841	863,579	2,326,074
Repayments on loan payable			0	(19,136)
Proceeds from promissory note payable			150,000	0
Proceeds from sale of units			66,000	0
Net Cash Provided by Financing Activities	483,308	961,641	1,268,179	2,285,538
Increase (Decrease) in Cash and Cash Equivalents	(150,507)	(51,637)	73,463	82,043
Cash and Cash Equivalents - Beginning of period	168,883	95,420	95,420	13,377
CASH AND CASH EQUIVALENTS - END OF PERIOD	18,376	43,783	168,883	95,420
Supplemental cash flow information:
Cash paid for interest	0	0	0	703
Cash paid for income taxes	0	0	0	0
Non-cash Investing & Financing Activities:
Common stock issued for conversion of convertible notes and accrued interest	53,295	0
Amortization of deferred offering costs	$ 0	$ 21,051	21,051	221,988
Schedule of Non-Cash Financing Activities:
Common stock issued to settle accrued liabilities - related party			0	218,250
Common stock issued to settle accounts payable and accrued liabilities			0	126,000
Accounts payable and accrued expenses paid with promissory note payable			0	10,000
Initial recognition of operating lease right-of-use asset and operating lease liability			0	92,425
Transfer of promissory note payable to convertible note			$ 150,000	$ 0